Current Assets and Prepaid Expenses - Schedule of Other Receivables and Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT and other tax receivables	$ 2.8	$ 6.6
Inventories	3.3	4.3
Deferred debt issuance costs, short-term portion		0.8
Harbor receivable	10.7
Other receivables	5.1	4.1
Total other receivables and current assets	$ 21.9	$ 15.8